Financial Risk Management (Tables)	6 Months Ended
Jun. 30, 2014
Financial Risk Management [Abstract]
Balances in foreign currency
	June 30, 2014 balances CA$	December 31, 2013 balances CA$	December 31, 2012 balances CA$

Trade payables	136,825	95,835	359,088
Cash	65,513	75,474	17,873

Fair value of off-balance sheet risks
Cash and cash equivalents $	Insured amount $	Non-insured amount $

4,759,711	61,366	4,698,345